Assets and Liabilities Held For Sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 03, 2012	Dec. 31, 2011
Assets And Liabilities Held For Sale Current [Abstract]
Property, plant and equipment	$ 0		$ 1
Rand Refinery [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	$ 0		$ 1
Percent Disposed [Percent]		5.00%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions [Percent]	48.03%